UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5086

Churchill Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/13

Date of reporting period: 9/30/13

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2013

Aquila Churchill Tax-Free Fund of Kentucky “Asset Allocation - A Strategy For All Seasons” Serving Kentucky investors for over 25 years

     November, 2013

Dear Fellow Shareholder:

     As many of our shareholders are aware, interest rates and the price of bonds (and, in turn, the share price of bond funds) are inversely related. Hence, as interest rates decline, the share price of the bond funds in the Aquila Group generally increases. And, as interest rates increase, the funds’ share price declines. This is an almost inevitable dynamic of the economic cycle. And, since your investment in one of the Aquila bond funds should be viewed as long-term in nature, you are likely to experience both the ups and downs of investing.

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps that attempt to minimize the volatility of such movement. We believe that having your Fund’s portfolio constructed of high-quality securities, together with both short and long-term maturities (to gain stability from the shorter-term maturities and higher yields from the longer-term maturities), will hopefully help to lessen the fluctuations in the overall performance of your investment in the Fund. Thus, we seek to minimize the volatility of share price movements over the life of your investment – making the ups and downs less dramatic than with other types of investments.

     While fluctuation in share price over the life of your investment is inevitable, we believe you will be in a better overall position to weather any particular economic situation if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

     As you may know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to potentially lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family want to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although there is no simple formula that can identify the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio across exposure to stocks, fixed-income, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on headlines.

     A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

Sincerely, Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REP ORT

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (4.1%)	S&P & Fitch	Value

	Campbell County, Kentucky Public
	Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee,
	Inc. Insured	Aa2/NR/NR	$1,724,938
	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR/NR	343,688
	Highland Heights, Kentucky
500,000	5.125%, 12/01/38	A1/NR/NR	516,695
	Lexington-Fayette Urban County,
	Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,486,372
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+/AAA	1,021,535
	Warren County, Kentucky, Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-/NR	644,335
635,000	4.000%, 06/01/26	Aa2/AA-/NR	657,015
660,000	4.000%, 06/01/27	Aa2/AA-/NR	675,734
	Total General Obligation Bonds		10,070,312

	Revenue Bonds (93.1%)

	Agencies (15.6%)
	Kentucky Asset & Liability Commission
	Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa3/AA/A+	1,131,300
2,000,000	5.250%, 09/01/25 Series A	Aa3/AA/A+	2,271,180
	Kentucky Asset & Liability Commission
	University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC
	Insured	Aa2/AA-/NR	1,570,860
500,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	545,250
750,000	5.000%, 10/01/26 Series B	Aa2/AA-/NR	812,835
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-/NR	1,079,450
	Kentucky Economic Development
	Finance Authority Louisville Arena
	Project
2,500,000	5.750%, 12/01/28 AGMC Insured	A3/AA-/NR	2,570,650

1 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	Agencies (continued)
	Kentucky Rural Water Finance Corp.
$205,000	4.250%, 08/01/19 NPFG Insured	Baa1/A+/NR	$218,842
455,000	5.000%, 02/01/20 NPFG Insured	Baa1/A+/NR	458,476
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/A+/NR	223,280
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/A+/NR	210,844
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/A+/NR	252,682
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/A+/NR	267,337
355,000	4.600%, 02/01/25	NR/A+/NR	369,094
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	454,418
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	466,114
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/A+/NR	300,423
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	380,704
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	478,601
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/A+/NR	253,521
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	307,494
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	501,490
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/A+/NR	325,134
	Kentucky State Property and Buildings
	Commission
1,020,000	5.000%, 11/01/20	Aa3/A+/A+	1,164,922
1,375,000	5.375%, 11/01/23	Aa3/A+/A+	1,545,624
2,820,000	5.750%, 04/01/24 Project 91	A1/A+/A	3,100,223
625,000	4.000%, 04/01/26 Project 105	A1/A+/A	638,887
655,000	4.000%, 04/01/27 Project 105	A1/A+/A	662,231
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA-/A+	3,005,184
750,000	5.500%, 11/01/28	Aa3/A+/A+	819,210
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA-/A+	2,631,000
2,625,000	5.750%, 04/01/29 Project 91	A1/A+/A	2,812,268
695,000	4.000%, 04/01/29 Project 105	A1/A+/A	684,735
3,000,000	5.000%, 10/01/29 Project 106	Aa3/A+/A+	3,224,670
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+/A+	2,107,060
	Total Agencies		37,845,993

	Airports (7.4%)
	Kenton County, Kentucky Airport Board
	Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured
	AMT	A3/A/A-	1,301,040

2 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	Airports (continued)
	Lexington-Fayette Urban County Airport
	Board, Kentucky
$1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	$1,643,993
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	419,016
350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	364,312
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	774,075
	Louisville, Kentucky Regional Airport
	Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+/A+	1,196,560
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	A2/AA-/A+	1,093,670
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+/A+	2,704,717
	Louisville & Jefferson County Regional
	Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	A2/AA-/A+	1,002,700
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	A2/AA-A+	2,003,260
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	A2/AA-/A+	1,372,206
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	A2/AA-/A+	3,394,916
275,000	5.375%, 07/01/23 AGMC Insured AMT	A2/AA-/A+	275,355
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+/A+	500,355
	Total Airports		18,046,175

	Colleges and Universities (7.2%)
	Berea, Kentucky Educational Facilities
	(Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR/NR	1,025,920
	Boyle County, Kentucky College
	Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA-/NR	1,085,850
200,000	4.625%, 06/01/24 AGC Insured	A3/AA-/NR	209,200
	Eastern Kentucky University General
	Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+/NR	1,252,550
	Lexington-Fayette, Kentucky Urban
	County Government Transylvania
	University Project
1,390,000	4.500%, 03/01/29	NR/A+/NR	1,403,038

3 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	Colleges and Universities (continued)
	Louisville & Jefferson County, Kentucky
	University of Louisville
$525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR/NR*	$546,992
	Murray State University Project, Kentucky
	General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+/NR	780,879
	University of Kentucky General Receipts
	Revenue
885,000	4.500%, 10/01/22 Syncora Guarantee,
	Inc. Insured	Aa2/AA-/NR	957,313
1,545,000	4.500%, 10/01/23 Syncora Guarantee,
	Inc. Insured	Aa2/AA-/NR	1,669,836
1,625,000	4.500%, 10/01/25 Syncora Guarantee,
	Inc. Insured	Aa2/AA-/NR	1,747,411
1,010,000	4.500%, 10/01/26 Syncora Guarantee,
	Inc. Insured	Aa2/AA-/NR	1,081,821
	University of Louisville, KY General
	Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa2/AA-/NR	1,068,610
	Western Kentucky University General
	Receipts Revenue
2,000,000	4.200%, 09/01/25 Series A NPFG
	Insured	Aa3/A+/NR	2,032,400
2,475,000	4.200%, 09/01/26 Series A NPFG
	Insured	Aa3/A+/NR	2,500,715
	Total Colleges and Universities		17,362,535

	Hospitals (11.1%)
	Kentucky Economic Development
	Finance Authority, Baptist Healthcare
	System
4,795,000	5.375%, 08/15/24	A1/NR/AA-	5,318,374
	Kentucky Economic Development
	Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	Aa3/AA-/AA-	1,012,040
	Kentucky Economic Development
	Finance Authority, Hospital Facilities
	St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA/AA	1,058,910

4 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	Hospitals (continued)
	Kentucky Economic Development
	Finance Authority, Kings Daughter
	Medical Center
$1,000,000	5.000%, 02/01/30	A2/A/A+	$990,030
	Lexington-Fayette Urban County
	Government, Kentucky Public
	Facilities Co Lease, Eastern State
	Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+/A+	1,565,205
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Health
	System, Norton Healthcare, Inc.
7,150,000	5.000%, 10/01/26	NR/A-/A-	7,259,109
1,600,000	5.000%, 10/01/30	NR/A-/A-	1,601,312
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Laundry Facility
	Project
695,000	4.250%, 05/01/23 Series 2012	NR/A/NR	738,257
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Steam & Chilled
	Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A/NR	971,721
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue
	Refunding, Catholic Health Initiatives
2,000,000	5.000%, 12/01/30	Aa3/AA-/AA-	2,100,240
	Russell, Kentucky Bon Secours Health
	System
1,000,000	5.000%, 11/01/26 Series 2013	A3/A-/A-	1,053,660
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
1,975,000	5.000%, 10/01/28	NR/A/NR	2,056,804
680,000	4.000%, 10/01/29	NR/A/NR	612,088
500,000	5.000%, 10/01/33	NR/A/NR	514,965
	Total Hospitals		26,852,715

5 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	Housing (3.8%)
	Kentucky Housing Corporation Housing
	Revenue
$555,000	4.200%, 01/01/17	Aaa/AAA/NR	$558,336
470,000	4.800%, 01/01/18 AMT	Aaa/AAA/NR	476,166
285,000	4.250%, 01/01/18	Aaa/AAA/NR	286,525
575,000	4.800%, 07/01/18 AMT	Aaa/AAA/NR	582,257
180,000	4.250%, 07/01/18	Aaa/AAA/NR	180,922
560,000	4.800%, 07/01/20 AMT	Aaa/AAA/NR	563,254
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,594,727
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA/NR	1,673,521
565,000	4.500%, 07/01/25	Aaa/AAA/NR	585,639
600,000	4.750%, 07/01/26	Aaa/AAA/NR	615,918
315,000	4.850%, 07/01/29	Aaa/AAA/NR	322,147
525,000	5.150%, 07/01/39	Aaa/AAA/NR	538,036
	Kentucky Housing Multifamily Mortgage
	Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,317,898
	Total Housing		9,295,346

	Local Public Property (7.0%)
	Bracken County, Kentucky Public
	Properties Corp. Revenue
	Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR/NR	1,176,256
	Grant County, Kentucky Public Property
	Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,036,800
	Jefferson County, Kentucky Capital
	Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,677,643
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,072,187
2,060,000	4.375%, 06/01/26 Series A AGMC
	Insured	Aa3/NR/AA+	2,169,159
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	Aa3/NR/AA+	1,120,611
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,707,748

6 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	Local Public Property (continued)
	Kentucky Association of Counties
	Finance Corp. Financing Program
$1,145,000	4.250%, 02/01/24	NR/AA-/NR	$1,179,854
515,000	4.000%, 02/01/25	NR/AA-/NR	524,115
315,000	5.375%, 02/01/27	NR/AA-/NR	333,434
330,000	5.375%, 02/01/28	NR/AA-/NR	346,153
	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	972,004
	Laurel County, Kentucky Public
	Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	254,733
	Lexington-Fayette Urban County,
	Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	519,780
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	510,570
	River City Parking Authority First
	Mortgage
1,000,000	4.750%, 06/01/27 Series E	Aa2/NR/NR	1,091,390
	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR/NR	377,943
	Total Local Public Property		17,070,380

	Pollution Control (0.7%)
	Carroll County, Kentucky Environmental
	Facilities Revenue (Kentucky Utilities)
	AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-/NR	1,582,455
	Total Pollution Control		1,582,455

	School Building (20.2%)
	Barren County, Kentucky School
	Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR/NR	1,306,479
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR/NR	1,721,219

7 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	School Building (continued)
	Boone County, Kentucky School District
	Finance Corp. School Building Revenue
$1,000,000	4.125%, 08/01/22 Syncora Guarantee,
	Inc. Insured	Aa3/NR/NR	$1,023,960
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR/NR	1,648,540
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,285,425
	Bullitt County, Kentucky School
	District Finance Corp.
2,455,000	4.500%, 10/01/22 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	2,559,313
1,590,000	4.500%, 10/01/23 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	1,657,559
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,190,789
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,241,424
	Campbell County, Kentucky School
	District Finance Corp. School
	Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR/NR	347,477
	Christian County, Kentucky School
	District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa3/NR/NR	801,247
1,590,000	4.125%, 08/01/24 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa3/NR/NR	1,698,645
	Fayette County, Kentucky School
	District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured
	(pre-refunded)	Aa2/AA-/NR	5,295,800
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa3/AA-/NR	4,559,770
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	759,270
	Floyd County, Kentucky School Finance
	Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee,
	Inc. Insured	Aa3/NR/NR	1,260,258
	Fort Thomas, Kentucky Independent
	School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR/NR	635,089

8 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	School Building (continued)
	Franklin County, Kentucky School
	District Finance Corp.
$1,000,000	5.000%, 04/01/24 (pre-refunded)	Aa3/NR/NR	$1,023,710
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,203,951
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,533,184
	Jefferson County, Kentucky School
	District Finance Corp.
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,084,080
	Kenton County, Kentucky School
	District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR/NR	463,597
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR/NR	618,568
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR/NR	776,985
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR/NR	335,065
	Larue County, Kentucky School District
	Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	298,228
470,000	4.500%, 07/01/22 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	519,138
785,000	4.500%, 07/01/23 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	867,072
	Laurel County, Kentucky School
	District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR/NR	321,687
	Magoffin County, Kentucky School
	District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR/NR	385,245
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR/NR	483,978
	Ohio County, Kentucky School
	Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	827,217
325,000	4.500%, 05/01/25	Aa3/NR/NR	338,631
	Oldham County, Kentucky School
	District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,018,270
	Owensboro, Kentucky Independent
	School District Finance Corp. School
	Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	935,506

9 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	School Building (continued)
	Pendleton County, Kentucky School
	District Finance Corp. School
	Building Revenue
$730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	$749,199
	Pike County, Kentucky School Building
	Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,387,655
	Spencer County, Kentucky School
	District Finance Corp., School
	Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,030,060
	Warren County, Kentucky School
	District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR/NR	300,398
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	506,205
	Total School Building		48,999,893

	Turnpike/Highway (9.9%)
	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+/A+	3,228,600
3,500,000	5.000%, 07/01/25	Aa2/AA+/A+	3,917,655
2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+/A+	2,135,080
1,000,000	5.000%, 07/01/25	Aa2/AA+/A+	1,112,100
2,750,000	5.000%, 07/01/27	Aa2/AA+/A+	3,022,057
1,100,000	5.000%, 07/01/28	Aa2/AA+/A+	1,204,214
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+/A+	5,411,600
3,000,000	4.000%, 07/01/29	Aa2/AA+/A+	3,004,260
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+/A+	1,073,880
	Total Turnpike/Highway		24,109,446

	Utilities (10.2%)
	Campbell & Kenton Counties, Kentucky
	(Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,771,122
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	309,663
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,426,833
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,492,340
	Henderson, Kentucky Electric System
	Revenue
250,000	4.000%, 12/01/24	A3/NR/NR	250,330

10 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P & Fitch	Value

	Utilities (continued)
	Kentucky State Municipal Power Agency,
	Prairie St. Project
$1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA-/NR	$1,091,990
	Louisville & Jefferson County, Kentucky
	Metropolitan Sewer District
1,470,000	4.250%, 05/15/20 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	1,671,783
810,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA/NR	847,163
1,655,000	4.250%, 05/15/21 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	1,762,294
855,000	4.250%, 05/15/21 AGMC Insured	Aa3/NR/NR	891,568
990,000	5.000%, 05/15/26 AGMC Insured
	(pre-refunded)	Aa3/AA-/NR	1,066,161
510,000	5.000%, 05/15/26 AGMC Insured	Aa3/NR/NR	533,292
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	551,830
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,110,550
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	2,008,066
1,250,000	4.500%, 02/01/30	Aa3/NR/NR	1,282,100
	Owensboro, Kentucky Electric Light
	and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA-/NR	1,130,090
3,000,000	5.000%, 01/01/26 AGMC Insured
	Series E	A2/AA-/NR	3,179,460
	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	A1/NR/NR	530,305
	Owensboro-Daviess County, Kentucky
	Regional Water Resource Agency
	Wastewater Refunding &
	Improvement
930,000	4.375%, 01/01/27 Series A Syncora
	Guarantee, Inc. Insured	NR/A+/NR	937,366
	Total Utilities		24,844,306

	Total Revenue Bonds		226,009,244

	Total Investments (cost $230,264,837
	-note 4)	97.2%	236,079,556
	Other assets less liabilities	2.8	6,696,314
	Net Assets	100.0%	$242,775,870

11 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments†

Aaa of Moody’s or AAA of S&P or Fitch	4.3%
Pre-refunded bonds††/ Escrowed to maturity bonds	8.1
Aa of Moody’s or AA of S&P or Fitch	69.8
A of Moody’s or S&P or Fitch	17.0
Not rated*	0.8
100.0%

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

12 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013 (unaudited)

ASSETS
Investments at value (cost $230,264,837)	$236,079,556
Cash	3,917,263
Interest receivable	3,166,894
Receivable for Fund shares sold	137,555
Other assets	18,405
Total assets	243,319,673
LIABILITIES
Payable for Fund shares redeemed	276,966
Dividends payable	171,018
Management fee payable	79,685
Distribution and service fees payable	5,594
Accrued expenses	10,540
Total liabilities	543,803
NET ASSETS	$242,775,870
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$229,941
Additional paid-in capital	238,007,852
Net unrealized appreciation on investments (note 4)	5,814,719
Undistributed net investment income	169,664
Accumulated net realized loss on investments	(1,446,306)
CLASS A	$242,775,870
Net Assets	$194,066,109
Capital shares outstanding	18,381,387
Net asset value and redemption price per share	$10.56
Maximum offering price per share (100/96 of $10.56)	$11.00

CLASS C
Net Assets	$10,274,343
Capital shares outstanding	973,691
Net asset value and offering price per share	$10.55
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.55	*
CLASS I
Net Assets	$7,188,014
Capital shares outstanding	681,116
Net asset value, offering and redemption price per share	$10.55
CLASS Y
Net Assets	$31,247,404
Capital shares outstanding	2,957,910
Net asset value, offering and redemption price per share	$10.56

See accompanying notes to financial statements.

13 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2013 (unaudited)

Investment Income:

Interest income		$5,084,517

Expenses:

Management fee (note 3)	$516,999
Distribution and service fees (note 3)	221,505
Legal fees	70,643
Transfer and shareholder servicing agent
fees (note 3)	64,047
Trustees’ fees and expenses (note 8)	59,933
Shareholders’ reports and proxy statements	27,940
Fund accounting fees	18,062
Custodian fees (note 6)	10,619
Registration fees and dues	10,330
Auditing and tax fees	10,265
Insurance	6,649
Chief compliance officer services (note 3)	2,771
Miscellaneous	20,496
Total expenses	1,040,259

Expenses paid indirectly (note 6)	(13)
Net expenses		1,040,246
Net investment income		4,044,271

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(546,357)
Change in unrealized appreciation on
investments	(9,681,914)

Net realized and unrealized gain (loss) on
investments		(10,228,271)
Net change in net assets resulting from
operations		$(6,184,000)

See accompanying notes to financial statements.

14 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2013	Three Months Ended	Year Ended
	(unaudited)	March 31, 2013†	December 31, 2012
OPERATIONS:
Net investment income	$4,044,271	$2,070,323	$8,590,331
Net realized gain (loss) from
securities transactions	(546,357)	321,262	166,188
Change in unrealized appreciation
on investments	(9,681,914)	(2,908,003)	5,413,033
Change in net assets from
operations	(6,184,000)	(516,418)	14,169,552

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,256,177)	(1,661,114)	(6,892,274)

Class C Shares:
Net investment income	(136,647)	(68,956)	(263,128)

Class I Shares:
Net investment income	(110,079)	(54,149)	(227,424)

Class Y Shares:
Net investment income	(542,047)	(281,831)	(1,173,201)
Change in net assets from
distributions	(4,044,950)	(2,066,050)	(8,556,027)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	8,778,962	7,163,309	42,628,406
Reinvested dividends and
distributions	2,265,456	1,068,011	3,996,264
Cost of shares redeemed	(27,957,841)	(8,752,267)	(27,285,983)
Change in net assets from capital
share transactions	(16,913,423)	(520,947)	19,338,687

Change in net assets	(27,142,373)	(3,103,415)	24,952,212

NET ASSETS:
Beginning of period	269,918,243	273,021,658	248,069,446

End of period*	$242,775,870	$269,918,243	$273,021,658

* Includes undistributed net
investment income of:	$169,664	$170,343	$166,095

† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

15 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2013 (unaudited)

1. Organization

     Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”) (from inception until the close of business on October 11, 2013, the Fund operated under the name Churchill Tax-Free Fund of Kentucky), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Fund’s fiscal and tax year end from December to March.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

16 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	236,079,556
Level 3 – Significant Unobservable Inputs	—
Total	$236,079,556

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

17 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund’s average net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2013, distribution fees on Class A Shares amounted to $154,868 of which the Distributor retained $5,049.

18 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $44,474. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $14,825. For the six months ended September 30, 2013, the total of these payments with respect to Class C Shares amounted to $59,299 of which the Distributor retained $13,301.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2013, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $12,842 of which $7,338 related to the Plan and $5,504 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the the six months ended September 30, 2013, total commissions on sales of Class A Shares amounted to $167,461 of which the Distributor received $17,734.

4. Purchases and Sales of Securities

     During the the six months ended September 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $14,358,502 and $32,010,113, respectively.

19 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     At September 30, 2013, the aggregate tax cost for all securities was $230,099,127. At September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,976,807 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,996,378 for a net unrealized appreciation of $5,980,429.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

20 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended	Three Months
	September 30, 2013	Ended	Year Ended
	(unaudited)	March 31, 2013†	December 31, 2012
SHARES
Class A Shares:
Shares sold	595,659	396,802	2,973,701
Reinvested distributions	189,476	84,696	318,731
Shares redeemed	(2,039,110)	(587,368)	(1,906,698)
Net change	(1,253,975)	(105,870)	1,385,734
Class C Shares:
Shares sold	78,768	92,257	383,020
Reinvested distributions	9,825	4,473	16,303
Shares redeemed	(242,769)	(98,863)	(142,259)
Net change	(154,176)	(2,133)	257,064
Class I Shares:
Shares sold	420	10,965	4,350
Reinvested distributions	8,358	4,760	20,003
Shares redeemed	(11,501)	–	(5,330)
Net change	(2,723)	15,725	19,023
Class Y Shares:
Shares sold	140,957	148,345	516,524
Reinvested distributions	5,405	2,947	8,349
Shares redeemed	(345,814)	(106,165)	(426,153)
Net change	(199,452)	45,127	98,720
Total transactions in
Fund shares	(1,610,326)	(47,151)	1,760,541
DOLLARS
Class A Shares:
Proceeds from shares sold	$6,423,575	$4,382,930	$32,697,942
Reinvested distributions	2,014,127	933,790	3,504,972
Cost of shares redeemed	(21,607,674)	(6,489,971)	(20,984,314)
Net change	(13,169,972)	(1,173,251)	15,218,600
Class C Shares:
Proceeds from shares sold	849,685	1,018,288	4,212,313
Reinvested distributions	104,409	49,263	179,179
Cost of shares redeemed	(2,547,201)	(1,093,437)	(1,564,065)
Net change	(1,593,107)	(25,886)	2,827,427
Class I Shares:
Proceeds from shares sold	4,600	121,600	47,700
Reinvested distributions	89,205	52,454	220,021
Cost of shares redeemed	(120,526)	–	(59,058)
Net change	(26,721)	174,054	208,663
Class Y Shares:
Proceeds from shares sold	1,501,102	1,640,491	5,670,451
Reinvested distributions	57,715	32,504	92,092
Cost of shares redeemed	(3,682,440)	(1,168,859)	(4,678,546)
Net change	(2,123,623)	504,136	1,083,997
Total transactions in
Fund shares	$(16,913,423)	$(520,947)	$19,338,687

† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

21 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2013 there were 13 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2013 was $45,289. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2013, such meeting-related expenses amounted to $14,644.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2013, the Fund had capital loss carryforwards of $899,949 of which $112,779 expires in 2016, $175,082 expires in 2017 and $89,578 and $522,510 have no expiration and retain their character of short-term and long-term, respectively.

22 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

The tax character of distributions was as follows:

	Three Months Ended	Year Ended December 31,
	March 31, 2013	2012	2011
Net tax-exempt income	$2,066,050	$8,555,151	$8,790,165
Ordinary income	–	876	–
	$2,066,050	$8,556,027	$8,790,165

     As of March 31, 2013 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$(899,949)
Unrealized appreciation	15,666,976
Undistributed tax-exempt income	165,634
Other temporary differences	(165,634)
$14,767,027

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of market discount amortization.

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Beginning in December 2007 the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Subsequent Event

     At the close of business on October 11, 2013, the Fund was reorganized into a new series of Aquila Municipal Trust. Although the organization and the name of the Fund has changed, the Fund’s investment objective, principal investment strategies, and investment management team remain unchanged.

23 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

					Class A
	Six Months
	Ended		Three Months		Year Ended December 31,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.97		$11.07		$10.84	$10.26	$10.51	$9.42	$10.38
Income from investment operations:
Net investment income(1)	0.17		0.08		0.36	0.39	0.40	0.41	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.41)		(0.10)		0.23	0.58	(0.25)	1.09	(0.92)
Total from investment operations	(0.24)		(0.02)		0.59	0.97	0.15	1.50	(0.52)
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)	(0.39)
Distributions from capital gains	–		–		–	–	–	–	(0.05)
Total distributions	(0.17)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)	(0.44)
Net asset value, end of period	$10.56		$10.97		$11.07	$10.84	$10.26	$10.51	$9.42
Total return(not reflecting sales charge)	(2.19	)%(2)	(0.14	)%(2)	5.53%	9.64%	1.38%	16.05%	(5.05)%
Ratios/supplemental data
Net assets, end of period (in millions)	$194		$215		$219	$199	$186	$195	$170
Ratio of expenses to average net assets	0.78	%(3)	0.77	%(3)	0.76%	0.77%	0.75%	0.76%	0.79%
Ratio of net investment income to
average net assets	3.15	%(3)	3.11	%(3)	3.30%	3.73%	3.80%	3.96%	3.97%
Portfolio turnover rate	6	%(2)	2	%(2)	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.78	%(3)	0.77	%(3)	0.76%	0.77%	0.75%	0.76%	0.78%
__________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

24 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class C
	Six Months
	Ended		Three Months		Year Ended December 31,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.96		$11.07		$10.83	$10.25	$10.51	$9.42	$10.38
Income from investment operations:
Net investment income(1)	0.12		0.06		0.27	0.30	0.31	0.32	0.31
Net gain (loss) on securities (both
realized and unrealized)	(0.40)		(0.11)		0.24	0.58	(0.26)	1.09	(0.91)
Total from investment operations	(0.28)		(0.05)		0.51	0.88	0.05	1.41	(0.60)
Less distributions (note 10):
Dividends from net investment income	(0.13)		(0.06)		(0.27)	(0.30)	(0.31)	(0.32)	(0.31)
Distributions from capital gains	–		–		–	–	–	–	(0.05)
Total distributions	(0.13)		(0.06)		(0.27)	(0.30)	(0.31)	(0.32)	(0.36)
Net asset value, end of period	$10.55		$10.96		$11.07	$10.83	$10.25	$10.51	$9.42
Total return(not reflecting CDSC)	(2.62	)%(2)	(0.44	)%(2)	4.73%	8.72%	0.42%	15.06%	(5.85)%
Ratios/supplemental data
Net assets, end of period (in millions)	$10		$12		$13	$9	$9	$4	$3
Ratio of expenses to average net assets	1.63	%(3)	1.62	%(3)	1.61%	1.62%	1.59%	1.60%	1.64%
Ratio of net investment income to
average net assets	2.30	%(3)	2.26	%(3)	2.43%	2.87%	2.90%	3.06%	3.10%
Portfolio turnover rate	6	%(2)	2	%(2)	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.63	%(3)	1.62	%(3)	1.61%	1.62%	1.59%	1.60%	1.63%
__________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class I
	Six Months
	Ended		Three Months		Year Ended December 31,
	9/30/13(unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.97		$11.07		$10.83	$10.25	$10.51	$9.42	$10.38
Income from investment operations:
Net investment income(1)	0.16		0.08		0.34	0.37	0.39	0.39	0.38
Net gain (loss) on securities (both
realized and unrealized)	(0.42)		(0.10)		0.24	0.58	(0.27)	1.09	(0.91)
Total from investment operations	(0.26)		(0.02)		0.58	0.95	0.12	1.48	(0.53)
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.08)		(0.34)	(0.37)	(0.38)	(0.39)	(0.38)
Distributions from capital gains	–		–		–	–	–	–	(0.05)
Total distributions	(0.16)		(0.08)		(0.34)	(0.37)	(0.38)	(0.39)	(0.43)
Net asset value, end of period	$10.55		$10.97		$11.07	$10.83	$10.25	$10.51	$9.42
Total return	(2.37	)%(2)	(0.18	)%(2)	5.47%	9.48%	1.13%	15.89%	(5.16)%
Ratios/supplemental data
Net assets, end of period (in millions)	$7		$7		$7	$7	$7	$8	$8
Ratio of expenses to average net assets	0.93	%(3)	0.94	%(3)	0.91%	0.92%	0.90%	0.90%	0.93%
Ratio of net investment income to
average net assets	3.00	%(3)	2.94	%(3)	3.15%	3.58%	3.64%	3.82%	3.83%
Portfolio turnover rate	6	%(2)	2	%(2)	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.93	%(3)	0.94	%(3)	0.91%	0.92%	0.90%	0.90%	0.92%
__________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class Y
	Six Months
	Ended		Three Months		Year Ended December 31,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.98		$11.08		$10.84	$10.26	$10.52	$9.43	$10.39
Income from investment operations:
Net investment income(1)	0.18		0.09		0.38	0.41	0.42	0.42	0.41
Net gain (loss) on securities (both
realized and unrealized)	(0.42)		(0.10)		0.24	0.58	(0.26)	1.09	(0.91)
Total from investment operations	(0.24)		(0.01)		0.62	0.99	0.16	1.51	(0.50)
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.09)		(0.38)	(0.41)	(0.42)	(0.42)	(0.41)
Distributions from capital gains	–		–		–	–	–	–	(0.05)
Total distributions	(0.18)		(0.09)		(0.38)	(0.41)	(0.42)	(0.42)	(0.46)
Net asset value, end of period	$10.56		$10.98		$11.08	$10.84	$10.26	$10.52	$9.43
Total return	(2.22	)%(2)	(0.10	)%(2)	5.78%	9.81%	1.44%	16.21%	(4.88)%
Ratios/supplemental data
Net assets, end of period (in millions)	$31		$35		$34	$33	$40	$46	$37
Ratio of expenses to average net assets	0.63	%(3)	0.62	%(3)	0.61%	0.62%	0.60%	0.61%	0.64%
Ratio of net investment income to
average net assets	3.30	%(3)	3.26	%(3)	3.45%	3.89%	3.95%	4.10%	4.12%
Portfolio turnover rate	6	%(2)	2	%(2)	12%	12%	8%	8%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.63	%(3)	0.62	%(3)	0.61%	0.62%	0.60%	0.61%	0.63%
__________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(2.19)%	$1,000.00	$978.10	$3.87
Class C	(2.62)%	$1,000.00	$973.80	$8.07
Class I	(2.37)%	$1,000.00	$976.30	$4.61
Class Y	(2.22)%	$1,000.00	$977.80	$3.12

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.78%, 1.63%, 0.93% and 0.63% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

28 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.16	$3.95
Class C	5.00%	$1,000.00	$1,016.90	$8.24
Class I	5.00%	$1,000.00	$1,020.41	$4.71
Class Y	5.00%	$1,000.00	$1,021.91	$3.19

(1)
Expenses are equal to the annualized expense ratio of 0.78%, 1.63%, 0.93% and 0.63% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

29 | Aquila Churchill Tax-Free Fund of Kentucky

Shareholder Meeting Results (unaudited)

     A Special Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky was held on September 17, 2013. The holders of shares representing 79% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes are presented below).

1. To act on an Agreement and Plan of Reorganization.

	Dollar Amount of Votes:

For	Against	Abstain
$196,311,576	$7,095,632	$5,517,724

30 | Aquila Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2013, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2013, $2,066,050 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 100% of total dividends paid during fiscal year 2013, were exempt-interest dividends.

     Prior to February 15, 2014, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2013 calendar year.

31 | Aquila Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in May, June and August, 2013. The independent Trustees met telephonically in August, 2013 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2013, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2014. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. Royden Durham and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Durham is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

32 | Aquila Churchill Tax-Free Fund of Kentucky

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to funds in its product category (Morningstar Single-State Intermediate Municipal Bond Funds), funds in its peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was less than the average annual total return of the funds in its peer group for the one, three and ten year periods ended March 31, 2013, but more than the average annual total return of the funds in its peer group for the five year period ended March 31, 2013. However, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was equal to or better than the average annual total return of the funds in its product category for each of the one, three, five and ten year periods ended March 31, 2013, as well as the benchmark index for each of the one, three and five year periods ended March 31, 2013.

     The Trustees discussed the Fund’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s generally higher-quality portfolio and its historical intermediate maturity structure. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund.

     The Trustees concluded that the performance of the Fund was competitive, in light of market conditions, the length of its average maturities and its investment objectives. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses.

     The information provided in the Consultant’s Report contained advisory fee and expense data for the Fund, for the funds in its product category for expenses (Morningstar Single-State Intermediate Municipal Bond Funds with similar operating structures), as well as for the funds in the Fund’s peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge).

     The Trustees compared the advisory fee and expense data with respect to the Fund with similar data for the funds in its product category and peer group. The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fee of the funds in its peer group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in its product category (at various asset levels). They also noted that the Fund’s expenses were less than the average actual expenses of the funds in both the product category and peer group.

33 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability.

     The Manager provided materials which showed the profitability to the Manager and to Aquila Distributors, Inc. (the “Distributor”) of its services to the Fund.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. Data provided in the Consultant’s Report to the Trustees showed that the Fund’s asset size had moderately increased during the past fiscal year. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

34 | Aquila Churchill Tax-Free Fund of Kentucky

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
     Anne J. Mills, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
     Lyle W. Hillyard
John C. Lucking
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
Royden P. Durham, Vice President and Co-Portfolio Manaager
Robert M. Waters, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
President and Trustee December , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 10 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 10 , 2013

CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.